Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
	2017	2016
Prepaid officers’ compensation	$521,916	$1,334,261
Prepaid directors’ compensation	206,090	323,855
Prepaid marketing expenses	19,250	33,000
Other prepaid expenses and current assets	27,082	25,435
Total	$774,338	$1,716,551